Net finance costs	6 Months Ended
Dec. 31, 2025
Net finance costs
Net finance costs

10Net finance costs

	Three months ended		Six months ended
	31 December		31 December
	2025	2024	2025	2024
	£’000	£’000	£’000	£’000
Interest payable on bank loans and overdrafts	—	(296)	(199)	(834)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(9,550)	(10,420)	(18,625)	(18,355)
Interest payable on lease liabilities (Note 15)	(104)	(109)	(248)	(279)
Amortization of issue costs on secured term loan facility, senior secured notes and revolving facilities	(468)	(505)	(905)	(990)
Foreign exchange losses on retranslation of unhedged US dollar borrowings (1)	—	(15,936)	(4,915)	—
Unwinding of discount relating to registrations	(4,530)	(4,132)	(9,450)	(8,777)
Interest on provisions	—	(106)	—	(214)
Hedge ineffectiveness on cash flow hedges	—	(10,976)	(2,209)	(291)
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	(41)	—	—	(1,731)
Total finance costs	(14,693)	(42,480)	(36,551)	(31,471)
Interest receivable on short-term bank deposits	302	696	1,076	1,756
Foreign exchange gains on retranslation of unhedged US dollar borrowings (2)	177	—	—	748
Interest on provisions	195	—	86	—
Hedge ineffectiveness on cash flow hedges	95	—	—	—
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	—	4,221	8	—
Total finance income	769	4,917	1,170	2,504
Net finance costs	(13,924)	(37,563)	(35,381)	(28,967)
(1)Unrealized foreign exchange losses on unhedged USD borrowings due to an unfavourable swing in foreign exchange rates.
(2)Unrealized foreign exchange gains on unhedged USD borrowings due to a favourable swing in foreign exchange rates.